Shareholder Report, Average Annual Return (Details) 193440_FIS Bright Portfolios Focused Equity ETF_TF_TSR Annual {TF}	12 Months Ended	17 Months Ended
	May 31, 2026	May 31, 2026
FIS Bright Portfolios Focused Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FIS Bright Portfolios Focused Equity ETF NAV
Average Annual Return, Percent	39.53%	28.98%
MSCI USA Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Net Total Return USD Index
Average Annual Return, Percent	28.86%	20.13%